EQUIPMENT FINANCING (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Long Term Equipment Financing Liability [Abstract]
Disclosure of changes for equipment financing liability and interest expenses [Table Text Block]
Financing Liability Equipment
Balance, December 31, 2019	$—
Financing liabilities at initial recognition	720,763
Principal payments	(93,001)
Balance, December 31, 2020	$627,762
Less: Current liability portion	$168,510
Long-Term liability portion	$459,252
Interest expenses
Balance, December 31, 2019	$—
Balance, December 31, 2020	$29,307